Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Cash outflows for leases	$ 76	$ 73
Lease Future Cash Outflow which has not yet commenced	70	82